Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Bretton Fund
Shareholder Report [Line Items]
Fund Name	Bretton Fund
Class Name	Bretton Fund
Trading Symbol	BRTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bretton Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://brettonfund.com/investing. You can also request this information by contacting us at 800.231.2901.
Additional Information Phone Number	800.231.2901
Additional Information Website	https://brettonfund.com/investing
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Bretton Fund	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the first half of the year, the investment that had the largest, positive impact on the Fund's performance was Alphabet, which added 2.6% as its revenue and earnings growth accelerated and investors became more optimistic about its artificial intelligence endeavors. Progressive and American Express added 1.7% and 1.1%, respectively, as both companies reported earnings that exceeded expectations.

The investment with the largest negative impact was Dream Finders Homes, which took off 1.3% due to lower investor enthusiasm around the housing market. Union Pacific and Eagle Materials took off 0.3% and 0.1%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Bretton Fund	25.09%	14.18%	11.92%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 94,381,796
Holdings Count | shares	20
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$94,381,796
Number of Portfolio Holdings	20
Portfolio Turnover Rate (%)	2%

Holdings [Text Block]
What did the Fund invest in?
Sectors (% of net assets)

Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	11.08%
The Progressive Corporation	7.35%
AutoZone, Inc.	6.28%
Microsoft Corporation	6.06%
American Express Company	5.67%
NVR, Inc.	5.55%
The TJX Companies, Inc.	5.48%
Ross Stores Inc.	5.34%
Bank of America Corporation	5.31%
UnitedHealth Group Incorporated	5.29%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	11.08%
The Progressive Corporation	7.35%
AutoZone, Inc.	6.28%
Microsoft Corporation	6.06%
American Express Company	5.67%
NVR, Inc.	5.55%
The TJX Companies, Inc.	5.48%
Ross Stores Inc.	5.34%
Bank of America Corporation	5.31%
UnitedHealth Group Incorporated	5.29%